Significant accounting policies (Policies)	12 Months Ended
Jun. 30, 2022
Significant accounting policies [Abstract]
Going concern
Going concern
The Group has determined there is material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern but has concluded it is appropriate to prepare the consolidated financial statements on a going concern basis which contemplates continuity of normal business activities, the realization of assets and settlement of liabilities in the ordinary course of business. The operating cashflows generated by the Group are inherently linked to several key uncertainties and risks including, but not limited to, volatility associated with the economics of Bitcoin mining and the ability of the Group to execute its business plan.

For the year ended 30 June 2022, the Group incurred a loss after tax of $419,770,000 (2021: $60,390,000) and net operating cash inflows of $21,557,000 (2021: $1,761,000). As at 30 June 2022, the Group had net current assets of $75,148,000 (2021: net current liabilities of $130,034,000) and net assets of $437,362,000 (2021: net liabilities of $49,454,000).
As further background, the Group’s miners are designed specifically to mine Bitcoin and its future success will depend in a large part upon the value of Bitcoin, and any sustained decline in Bitcoin’s value could adversely affect the business and results of operations. Specifically, the revenues from Bitcoin mining operations are predominantly based upon two factors: (i) the number of Bitcoin rewards that are successfully mined and (ii) the value of Bitcoin. A continued decline in the market price of Bitcoin, an increase in the difficulty of Bitcoin mining, changes in the regulatory environment and/or adverse changes in other inherent risks would significantly negatively impact the Group’s operations. Due to the volatility of the Bitcoin price and the effects of possible changes in the other aforementioned factors, there can be no guarantee that future mining operations will be profitable.

The strategy to mitigate these risks and uncertainties is to execute a business plan aimed at continued security, operational efficiency, revenue growth, improving overall mining profit, managing operating expenses and working capital requirements, maintaining capital expenditure optionality, and securing additional financing, as needed, through one or more debt and/or equity capital raisings.
The Group can wind down its operations (including not acquiring any additional mining hardware and/or incurring the associated infrastructure growth capital expenditure) in the event of unfavourable pricing in Bitcoin. The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are therefore significantly dependent upon several factors. These factors have been considered in preparing a cash flow forecast over the next 12 months to consider the going concern of the Group. The key considerations include:
●	A base case scenario assuming current Bitcoin prices and global hashrate for the next 12 months, which has been considered at various bitcoin and hashrate scenarios;

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The completion of key construction projects including the commissioning of the 50MW site at Prince George, British Columbia, an additional 30MW at Mackenzie, British Columbia (currently 50MW capacity) and energization at Childress, Texas;

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As at 30 June 2022, the Group held $158,184,000 in prepayments made to Bitmain Technologies Limited (‘Bitmain’) for future mining hardware deliveries. $30,127,000 of this prepayment balance relates to a portion of deliveries assumed to increase the Group’s operating capacity to 4.3 EH/s by the end of the quarter ending 31 December 2022;

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On 1 August 2022, the Group announced that it had reached agreement with Bitmain to ship an additional 1.7 EH/s of miners, which is assumed to increase the Group’s operating capacity to 6.0 EH/s before the end of the fiscal year 2023. The agreement utilizes $46,006,000(1) of prepayments, along with $5,869,000 of cash on hand. This additional 1.7 EH/s is now fully paid for by the Group (excluding shipping and taxes). Refer to Note 34 for further information;

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Utilization of the remaining $82,051,000(2) of prepayments, and the timing and volume of any additional future miner deliveries (i.e. beyond the 6.0 EH/s outlined above) continue to be subject to ongoing discussions with Bitmain. For the purposes of this going concern assessment, the Group does not currently expect to make upcoming payments under the relevant contract with Bitmain; and

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The Group does not currently have any corporate level debt outstanding. For the purposes of this going concern assessment, all existing limited-recourse financing facilities are assumed to be repaid in line with the contractual terms.

These key assumptions have been considered using a range of historic Bitcoin price and global hashrate scenarios. The Group aims to maintain a degree of flexibility in both operating and capital expenditure cashflow management where it practicably makes sense, including ongoing internal cashflow monitoring and projection analysis performed to identify potential liquidity risks arising and to be able to respond accordingly.
As a result, the Group has concluded there is material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Group considers that it will be successful in the above matters and will have adequate cash reserves to enable it to meet its obligations for at least one year from the date of approval of the consolidated financial statements, and, accordingly, has prepared the consolidated financial statements on a going concern basis.

(1)	The cash payment made by the Canadian subsidiary of the Group was $46,670,000. The retranslated balance of the prepayment as at 30 June 2022 is $46,006,000.
(2)	The cash payment made by the Canadian subsidiary of the Group was $83,340,000. The retranslated balance of the prepayment as at 30 June 2022 is $82,051,000.

Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).

Historical cost convention
The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of financial assets and liabilities at fair value through profit or loss.

Critical accounting estimates
The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in note 3.

Principles of consolidation
Principles of consolidation
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of Iris Energy Limited as at 30 June 2022 and 30 June 2021 and the results of all subsidiaries for the years ended 30 June 2022, 30 June 2021, and 30 June 2020.

Subsidiaries are all those entities over which the Group has control (as listed in note 28). The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between entities in the Group are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred. Accounting policies of subsidiaries align to the policies adopted by the Group.

The acquisition of subsidiaries is accounted for using the acquisition method of accounting. A change in ownership interest, without the loss of control, is accounted for as an equity transaction, where the difference between the consideration transferred and the book value of the share of the non-controlling interest acquired is recognized directly in equity attributable to the parent.

Where the Group loses control over a subsidiary, it derecognizes the assets including goodwill, liabilities and non-controlling interest in the subsidiary, together with any cumulative translation differences recognized in equity. The Group recognizes the fair value of the consideration received and the fair value of any investment retained together with any gain or loss in profit or loss.

Operating segments
Operating segments
Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance.

Functional and presentation currency
Functional and presentation currency
The Directors have elected to change the Group’s presentation currency from Australian dollars (‘A$’) to United States dollars (‘$’, ‘US$’ or ‘US dollars’) effective from 1 July 2021. The change in presentation currency is a voluntary change which is accounted for retrospectively. All other accounting policies are consistent with those adopted in the annual financial report for the year ended 30 June 2021. The consolidated financial statements have been restated to US dollars using the procedures outlined below:

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Statement of profit or loss and other comprehensive income and statement of cash flows for each Group entity have been consolidated into US dollars using average foreign currency rates prevailing for the relevant period.

●	Assets and liabilities in the consolidated statement of financial position have been translated into US dollars at the closing foreign currency rates on the relevant balance sheet dates.

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The equity section of the consolidated statement of financial position, including foreign currency translation reserve, accumulated losses, issued capital and the other reserves, have been translated into US dollars using historical rates.

●	Earnings per share and dividend disclosures have also been restated to US dollars to reflect the change in presentation currency.

The functional currency of the Parent Entity is Australian dollars, whilst the presentation currency of the Group is now in US dollars. Some subsidiaries have a functional currency other than Australian dollars, which is translated to the presentation currency.
Transactions in currencies other than an entity’s functional currency are initially recorded in the functional currency by applying the exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than an entity’s functional currency are retranslated at the foreign exchange rate ruling at the reporting date. Foreign exchange differences arising on translation are recognized in the statement of profit and loss.
Non-monetary assets and liabilities that are measured in terms of historical cost in currencies other than an entity’s functional currency are translated using the exchange rate at the date of the initial transaction.
Foreign operations
The assets and liabilities of foreign operations are translated into US dollars using the relevant exchange rates at the reporting date. The revenues and expenses of foreign operations are translated into US dollars using the average exchange rates, which approximate the rates at the dates of the transactions, for the period. All resulting foreign exchange differences are recognized in other comprehensive income/(loss) through the foreign currency translation reserve in equity.
The foreign currency translation reserve is recognized in profit or loss when the foreign operation or net investment is disposed of.

Revenue and other income recognition
Revenue and other income recognition
The Group recognizes revenue and other income as follows:

Revenue from contracts with customers
Revenue is recognized at an amount that reflects the consideration to which the Group is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the Group: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Bitcoin mining revenue
The Group operates data center infrastructure supporting the verification and validation of Bitcoin blockchain transactions in exchange for Bitcoin, referred to as Bitcoin mining. The Group has entered into arrangements with mining pools, whereby computing power is directed to the mining pools in exchange for non-cash consideration in the form of Bitcoin. The provision of computing power is the only performance obligation in the contract with the mining pool operators.
In certain mining pools that, the Group participated in during the year ended 30 June 2020, the amount of reward for computing power depends on the pool’s success in mining blocks. In this type of pool, the total Bitcoin mined by the pool is distributed daily to the pool participant’s, net of the fees of the mining pool operator.
In other pools that, the Group participated in during the years ended 30 June 2020, 30 June 2021 and 30 June 2022, the Group is not directly exposed to the pool’s success in mining blocks. The Group is rewarded in Bitcoin for the hashrate it contributes to these mining pools. The reward for the hashrate contributed by the Group is based on the current network difficulty and global daily revenues from transaction fees, less mining pool fees.
Bitcoin mining revenue comprises of the block reward and transaction fees bundled together in a gross daily deposit of Bitcoin into the Group’s exchange wallet. Bitcoin received from the mining pool operator are remitted to the pool participants’ wallets net of the fees of the mining pool operator. The mining pool operator fees are reflected in the quantity of Bitcoin received by the Group and recorded as a reduction in Bitcoin mining revenue.

The Group measures the non-cash consideration received at the fair market value of the Bitcoin received. Management estimates fair value, on a daily basis, as the quantity of Bitcoin received multiplied by the price quoted on www.coinmarketcap.com (‘Coinmarketcap’) on the day it was received. Management considers the prices quoted on Coinmarketcap to be a level 1 input under IFRS 13 Fair Value Measurement. The Group did not hold any Bitcoin on hand as at 30 June 2022 (30 June 2021: Nil).

Other income
Other income is recognized when it is received or when the right to receive payment is established.

Income tax
Income tax
The income tax expense for the period is the tax payable on that period’s taxable income based on the applicable income tax rate for each jurisdiction, adjusted by the changes in deferred tax assets and liabilities attributable to temporary differences, unused tax losses and the adjustment recognized for prior periods, where applicable.

Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to be applied when the assets are recovered or liabilities are settled, based on those tax rates that are enacted or substantively enacted, except for:
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when the deferred income tax asset or liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and that, at the time of the transaction, affects neither the accounting nor taxable profits; or

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when the taxable temporary difference is associated with interests in subsidiaries, associates or joint ventures, and the timing of the reversal can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets are recognized for deductible temporary difference only if the Group considers it probable that future taxable amounts will be available to utilize those temporary differences and losses.

The carrying amount of recognized and unrecognized deferred tax assets are reviewed at each reporting date. Deferred tax assets recognized are reduced to the extent that it is no longer probable that future taxable profits will be available for the carrying amount to be recovered. Previously unrecognized deferred tax assets are recognized to the extent that it is probable that there are future taxable profits available to recover the asset.

Deferred tax assets and liabilities are offset only where there is a legally enforceable right to offset current tax assets against current tax liabilities and deferred tax assets against deferred tax liabilities; and they relate to the same taxable authority on either the same taxable entity or different taxable entities which intend to settle simultaneously.

Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. These uncertainties may require management to adjust expectations based on changes in circumstances, which may impact the amount of deferred tax assets and deferred tax liabilities recognized in the statement of financial position and the amount of other tax losses and temporary differences not recognized. In such circumstances, some or all of the carrying amounts of recognized deferred tax assets and liabilities may require adjustment, resulting in a corresponding credit or charge to the consolidated statement of profit or loss and other comprehensive income/(loss).

Current and non-current classification
Current and non-current classification
Assets and liabilities are presented in the consolidated statement of financial position based on current and non-current classification.

An asset is classified as current when it is either expected to be realized or intended to be sold or consumed in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when it is either expected to be settled in the Group’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current. Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Other receivables	Other receivables Other receivables are recognized at amortized cost, less any allowance for expected credit losses.
Investments and other financial assets
Investments and other financial assets
Investments and other financial assets are initially measured at fair value. Transaction costs are included as part of the initial measurement, except for financial assets at fair value through profit or loss. Such assets are subsequently measured at either amortized cost or fair value depending on their classification. Classification is determined based on both the business model within which such assets are held and the contractual cash flow characteristics of the financial asset unless an accounting mismatch is being avoided.

Financial assets are derecognized when the rights to receive cash flows have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership. When there is no reasonable expectation of recovering part or all of a financial asset, its carrying value is written off.

Financial assets at amortized cost
A financial asset is measured at amortized cost only if both of the following conditions are met: (i) it is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (ii) the contractual terms of the financial asset represent contractual cash flows that are solely payments of principal and interest.

Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on financial assets which are either measured at amortized cost or fair value through other comprehensive income. The measurement of the loss allowance depends upon the Group’s assessment at the end of each reporting period as to whether the financial instrument’s credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain.

Where there has not been a significant increase in exposure to credit risk since initial recognition, a 12-month expected credit loss allowance is estimated. This represents a portion of the asset’s lifetime expected credit losses that is attributable to a default event that is possible within the next 12 months. Where a financial asset has become credit impaired or where it is determined that credit risk has increased significantly, the loss allowance is based on the asset’s lifetime expected credit losses. The amount of expected credit loss recognized is measured on the basis of the probability weighted present value of anticipated cash shortfalls over the life of the instrument discounted at the original effective interest rate.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:
Buildings	20 years
Plant and equipment	3-7 years
Mining hardware	4 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

An item of property, plant and equipment is derecognized upon disposal or when there is no future economic benefit to the Group. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.

Assets under construction consist of capitalized site preparation fees and buildings (including data centers) currently being built. Assets under construction are not depreciated until they are available for use. Once an asset becomes available for use, it is transferred to another category within property, plant and equipment and depreciated over its useful economic life.

Mining hardware includes both installed hardware units and units that have been delivered but are in storage, yet to be installed. Depreciation of mining hardware commences once units are onsite and available for use.
Repair and maintenance costs incurred in connection with planned major maintenance activities are expensed to ‘other expenses’ in profit or loss.

Leases
Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets.

A right-of-use asset is recognized at the commencement date of a lease. The right-of-use asset is measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of the right-of-use assets includes the amount of the lease liability recognized, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amount expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of the lease payments, the Group uses the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate. Variable lease payments that depend on an index or rate are included in the lease liability, measured using the index or rate as at the date of recognition. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. The Group has applied judgement to determine the lease term for contracts which include renewal and termination options.

Goodwill
Goodwill
Goodwill arises on the acquisition of a business. Goodwill is not amortized. Instead, goodwill is tested annually for impairment, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Impairment losses on goodwill are taken to profit or loss and are not subsequently reversed.

Impairment of assets
Impairment of assets
At the end of the reporting period, property, plant and equipment, goodwill and right-of-use assets are reviewed to determine whether there is any indication that those assets have suffered an impairment loss. If there is an indication of possible impairment, the recoverable amount of any affected asset (or cash generating units) is estimated and compared with its carrying amount. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount, where the recoverable amount is the higher of an asset’s fair value less costs of disposal (‘FVLCOD’) or the value in use (‘VIU’). In assessing FVLCOD or VIU, the estimated future cash flows of the asset are discounted to their present value using a discount rate that reflects the risks specific to the asset or the cash-generating unit (‘CGU’) to which the asset belongs and relevant market assessments. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGU).

Trade and other payables
Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.

Borrowings
Borrowings
Loans and borrowings are initially recognized at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortized cost using the effective interest method.

Hybrid financial instruments (SAFE and convertible notes)
Hybrid financial instruments (SAFE and convertible notes)
Hybrid financial instruments are separated into the host liability and embedded derivative components based on the terms of the agreement. On issuance, the liability component of the hybrid financial instrument is initially recognized at the fair value of a similar liability that does not have an equity conversion option. The embedded derivative component is initially recognized at fair value and changes in the fair value are recorded in profit or loss. The host debt is carried at amortized cost using the effective interest method until it is extinguished on conversion or redemption. Any directly attributable transaction costs are allocated to the liability and embedded derivative components in proportion to their initial carrying amount.

De-recognition of financial liabilities
De-recognition of financial liabilities
The Group de-recognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Finance costs	Finance costs Finance costs attributable to qualifying assets are capitalized as part of the asset. All other finance costs are expensed using the effective interest rate method.
Provisions
Provisions
Provisions are recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is probable the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. If the time value of money is material, provisions are discounted using a current pre-tax rate specific to the liability. The increase in the provision resulting from the passage of time is recognized as a finance cost.

Employee benefits
Employee benefits

Short-term employee benefits
Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Share-based payments
Equity-settled share-based compensation benefits are provided to employees. Equity-settled transactions are awards of shares, or options over shares and restricted stock units, that are provided to employees in exchange for the rendering of services.

The cost of equity-settled transactions is measured at fair value on grant date. Fair value is independently determined using the Black-Scholes-Merton option pricing model and Monte-Carlo simulations which take into account the exercise price, the term of the option, the impact of dilution, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Group receives the services that entitle the employees to receive payment.

The cost of equity-settled transactions is recognized as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognized in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognized in previous periods.

Market conditions are taken into consideration in determining fair value. Therefore, any awards subject to market conditions are considered to vest irrespective of whether or not that market condition has been met, provided all other conditions are satisfied.

If equity-settled awards are modified, as a minimum, an expense is recognized as if the modification has not been made. An additional expense is recognized, over the remaining vesting period, for any modification that increases the total fair value of the share-based compensation benefit as at the date of modification.

Fair value measurement
Fair value measurement
When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement.

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Issued capital	Issued capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Earnings per share
Earnings per share

Basic earnings per share
Basic earnings per share is calculated by dividing the profit attributable to the owners of Iris Energy Limited, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for any bonus elements in ordinary shares issued during the financial year. The weighted average number of shares is also adjusted for any ordinary shares to be issued under mandatorily convertible instruments issued by the Group (SAFE see note 17).

Diluted earnings per share
Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Goods and Services Tax (GST) and other similar taxes
Goods and Services Tax (‘GST’) and other similar taxes
Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognized as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

New or amended Accounting Standards and Interpretations adopted
New or amended Accounting Standards and Interpretations adopted
The Group has adopted all of the new or amended IFRS and Interpretations as issued by IASB that are mandatory for the current reporting period. These new standards did not have a material impact on the Group.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The Group believes that the impact of recently issued standards or amendments to existing standards that are not yet effective will not have a material impact on the Group’s consolidated financial statements.